SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR THE CREDIT LOSSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance at beginning of the period	$ 4,702,314	$ 2,033,896	$ 2,033,896	$ 1,872,550	$ 747,597
Account receivable					1,211,221
Total provision for the year	23,132	141,639	2,763,188	7,196	1,211,221
Total Reversal - recoveries by cash				(308,198)
Charged to consolidated statements of operations and comprehensive loss	23,132	141,639	2,763,188	(301,002)	1,211,221
Foreign exchange adjustment	89,364	(47,841)	(94,770)	(67,798)	(86,268)
Balance at end of Period	4,814,810	2,127,694	4,702,314	2,033,896	1,872,550
Accounts Receivable [Member]
Account receivable	23,132	141,639	1,149,245		52,425
Retention receivable, current				(295,017)
Retention Receivable Current [Member]
Total provision for the year			257,858		553,808
Retention receivable, current				(13,181)
Retention Receivable Non Current [Member]
Total provision for the year			1,356,085	7,196	604,988
Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance at beginning of the period				530,146
Balance at end of Period					530,146
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at beginning of the period	$ 4,702,314	$ 2,033,896	2,033,896	2,402,696	747,597
Balance at end of Period			$ 4,702,314	$ 2,033,896	$ 2,402,696